UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8338

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: February 28

Date of reporting period: November 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS EMERGING MARKETS

FLOATING RATE FUND INC.

FORM NQ

NOVEMBER 30, 2005

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT	SECURITY(a)	VALUE
SOVEREIGN BONDS - 94.7%
Argentina - 5.1%
	Republic of Argentina:
$1,487,500	4.005% due 8/3/12 (b)	$1,316,614
2,665,132	Discount Notes, 8.280% due 12/31/33	2,230,049
7,418,397	Series GDP, 0.000% due 12/15/35 (b)	356,083

	Total Argentina	3,902,746

Brazil - 23.0%
	Federative Republic of Brazil:
	DCB, Series L:
3,154,470	5.250% due 4/15/12 (b)	3,101,238
6,232,468	Registered, 5.250% due 4/15/12 (b)	6,127,295
2,692,308	FLIRB, Series L, 5.188% due 4/15/09 (b)	2,667,068
2,365,596	MYDFA, 4.875% due 9/15/07 (b)(c)	2,321,123
3,469,408	NMB, Series L, 5.250% due 4/15/09 (b)	3,456,398

	Total Brazil	17,673,122

Colombia - 5.3%
4,000,000	Republic of Colombia, 6.142% due 11/16/15 (b)	4,048,000

Ecuador - 4.5%
	Republic of Ecuador:
925,000	12.000% due 11/15/12 (c)	933,094
2,775,000	Step bond to yield 10.825% due 8/15/30 (c)	2,559,937

	Total Ecuador	3,493,031

Mexico - 15.3%
11,600,000	United Mexican States, Medium-Term Notes, Series A, 4.830% due 1/13/09 (b)	11,803,000

Panama - 4.9%
3,837,191	Republic of Panama, PDI, 4.688% due 7/17/16 (b)	3,750,854

Peru - 5.7%
	Republic of Peru:
3,479,000	FLIRB, 5.000% due 3/7/17 (b)	3,335,491
1,045,500	PDI, 5.000% due 3/7/17 (b)	1,013,482

	Total Peru	4,348,973

Philippines - 5.7%
	Republic of the Philippines:
2,575,000	10.625% due 3/16/25	3,157,529
1,100,000	9.500% due 2/2/30	1,238,188

	Total Philippines	4,395,717

Russia - 9.7%
	Russian Federation:
1,900,000	11.000% due 7/24/18 (c)	2,809,625
4,175,000	Step bond to yield 5.627% due 3/31/30 (c)	4,673,391

	Total Russia	7,483,016

Turkey - 5.4%
	Republic of Turkey:
550,000	12.375% due 6/15/09	665,500
700,000	11.500% due 1/23/12	885,500
500,000	11.000% due 1/14/13	631,875
800,000	11.875% due 1/15/30	1,190,000

See Notes to Schedule of Investments.

1

SALOMON BROTHERS EMERGING MARKETS FLOATING RATE FUND INC.

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY(a)	VALUE
Turkey - 5.4% (continued)
$625,000	Collective Action Security, 9.500% due 1/15/14	$742,187

	Total Turkey	4,115,062

Ukraine - 1.7%
1,200,000	Republic of Ukraine, 7.343% due 8/5/09 (b)(c)	1,299,000

Uruguay - 1.4%
1,100,000	Republic of Uruguay, Benchmark Bonds, 7.500% due 3/15/15	1,098,625

Venezuela - 7.0%
	Bolivarian Republic of Venezuela:
2,500,000	Collective Action Security, 5.194% due 4/20/11 (b)(c)	2,453,125
2,976,007	DCB, Series DL, 5.360% due 12/18/07 (b)	2,968,567

	Total Venezuela	5,421,692

	TOTAL SOVEREIGN BONDS (Cost - $68,907,010)	72,832,838

LOAN PARTICIPATION (b)(d) - 5.3%
Morocco - 5.3%
4,057,068	Kingdom of Morocco, Tranche A, 4.813% due 1/2/09 (JPMorgan Chase & Co., UBS Financial Services Inc.) (Cost - $3,984,401)	4,062,139

	TOTAL INVESTMENTS - 100.0% (Cost - $72,891,411#)	$76,894,977

(a)	All securities segregated as collateral pursuant to loan agreement, swap contracts and/or reverse repurchase agreements.

(b)	Variable rate security. Coupon rates disclosed are those which are in effect at November 30, 2005.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Participation interest was acquired through the financial institutions indicated parenthetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
DCB	— Debt Conversion Bond
FLIRB	— Front-Loaded Interest Reduction Bonds
GDP	— Gross Domestic Product
MYDFA	— Multi-Year Depository Facility Agreement
NMB	— New Money Bond
PDI	— Past Due Interest

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Emerging Markets Floating Rate Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings which may create leverage risk by the Fund.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of both the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Interest Rate Swaps. In order to manage interest rate sensitivity (duration), the Fund has entered into an interest rate swap agreement with JPMorgan Chase Bank (counterparty) pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 6-month LIBOR, based on notional principal amount. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. Net periodic interest payments to be received or paid are accrued daily and recorded in the Statement of Operations as an adjustment to realized gain or loss.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

3

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At November 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,046,111
Gross unrealized depreciation	(42,545)

Net unrealized appreciation	$4,003,566

At November 30, 2005, the Fund held the following interest rate swap contracts:

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	3/3/05
Notional Amount:	$17,000,000
Payments Made by Fund:	Fixed Rate 4.805%
Payments Received by Fund:	Floating Rate (6 Months LIBOR)
Termination Date:	3/3/15
Unrealized Appreciation:	$256,544

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	12/28/00
Notional Amount:	$16,000,000
Payments Made by Fund:	Fixed Rate 6.130%
Payments Received by Fund:	Floating Rate (6 Months LIBOR)
Termination Date:	12/29/10
Unrealized Depreciation:	$(857,978)

At November 30, 2005, the Fund held one loan participation with a cost of $3,984,401 and a market value of $4,062,139.

At November 30, 2005, the Fund had the following reverse repurchase agreement outstanding:

FACE AMOUNT	SECURITY	VALUE
$10,190,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 11/4/05 bearing 3.900% to be repurchased at $10,592,930 on 11/4/06, collateralized by: $10,000,000 United Mexican States, Medium-Term Notes, Series A, 4.830% due 1/13/09; Market value (including accrued interest) - $10,269,071 (Cost - $10,190,000)	$10,190,000

3. Loan

At November 30, 2005, the Fund had a $20,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $15,000,000 outstanding with CHARTA, LLC (as successor by assignment to CXC, LLC) (the “Lender”), an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America, Inc. acts as administrative agent. The loan generally bears interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Floating Rate Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 30, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	January 30, 2006